Accounts receivable (Tables)	6 Months Ended
Mar. 31, 2021
Accounts receivable
Schedule of accounts receivable

	March 31,	September 30,
	2021	2020
Accounts receivable - trade	$14,246,831	$10,952,237
Accounts receivable - related party	1,242	—
Accounts receivable - total	14,248,073	10,952,237
Less: allowance for doubtful accounts	(445,485)	(194,118)
Accounts receivable, net	$13,802,588	$10,758,119